Game Your Game Acquisition (Details) - Schedule of Acquisition-Related Costs for the Acquisition $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Acquisition-Related Costs for the Acquisition [Abstract]
Professional fees	$ 158
Consulting fees	150
Total acquisition costs	$ 308